Document and Entity Information	Feb. 19, 2025
Cover [Abstract]
Entity Registrant Name	COGNEX CORP
Amendment Flag	false
Entity Central Index Key	0000851205
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Incorporation State Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	(508)
Local Phone Number	650-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false